SHAREHOLDERS' EQUITY (Details 4) - Derivative Financial Instruments, Liabilities [Member]	9 Months Ended
Sep. 30, 2015 USD ($)
Warrant [Member]
Beginning balance, fair value of derivative liability
Change in fair value	$ 2,886,400
Ending balance	25,516,100
Warrant [Member] | Jan NonConv 2015 Debenture [Member]
Issuance of note, derivative liability	14,999,800
Warrant [Member] | Jan 2014 Convertible Debenture [Member]
Issuance of note, derivative liability	$ 7,629,900
Derivative [Member]
Beginning balance, fair value of derivative liability
Change in fair value	$ (34,524,200)
Ending balance	55,654,200
Derivative [Member] | 3rdQ Convertible Debentures [Member]
Issuance of note, derivative liability	$ 90,178,400